TAXES - Components Of Deferred Tax Assets (Details)	12 Months Ended
Jul. 31, 2020 USD ($)
Deferred tax assets:
Net operating loss carry forwards	$ 1,562,771
Allowance for doubtful account	650,360
Deferred tax assets before valuation allowance	2,213,131
Less: valuation allowance	2,213,131
Net deferred tax assets	$ 0
Percentage of valuation allowance provided	100.00%
Penalty expense	$ 77,527
ATIF
Deferred tax assets:
Net operating loss carry forwards	746,024
Allowance for doubtful account	212,010
Deferred tax assets before valuation allowance	958,034
Less: valuation allowance	958,034
LGC
Deferred tax assets:
Net operating loss carry forwards	816,747
Allowance for doubtful account	438,350
Deferred tax assets before valuation allowance	1,255,097
Less: valuation allowance	$ 1,255,097